Document and Entity Information	Oct. 02, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001630472
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	TPG RE Finance Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38156
Entity Tax Identification Number	36-4796967
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	(212)
Local Phone Number	601-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TRTX
Security Exchange Name	NYSE
Six Point Two Five Percentage Series C Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Series C Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	TRTX PRC
Security Exchange Name	NYSE